Unaudited Interim Condensed Consolidated Statements of Cash Flows for the Six Months Ended June 30, 2016 and 2017 - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Operating activities:
Net loss	$ (62,587)	$ (5,592)
Adjustments to reconcile net loss to net cash from operating activities:
Research and development expense, Patent cost	42,259
Share-based compensation	8,756
Depreciation expenses	13	9
Changes in operating assets and liabilities:
Advances to suppliers	(477)	(115)
Prepaid expenses	(162)
Other current assets	(43)	(22)
Other noncurrent assets	(89)	(32)
Accounts payable	1,586	992
Amounts due to related parties	(208)	(20)
Accrued expenses	476	(208)
Other current liabilities	66	(30)
Net cash used in operating activities	(10,410)	(5,018)
Investing activities:
Acquisitions of property and equipment	(20)	(34)
Net cash used in investing activities	(20)	(34)
Financing activities:
Proceeds from issuance of ordinary shares, net of underwriting discount	50,505
Payment of initial public offering costs	(2,783)	(90)
Net cash (used in) provided by financing activities	47,722	(90)
Effect of foreign exchange rate changes, net	1	(47)
Net (decrease) increase in cash and cash equivalents	37,293	(5,189)
Cash at beginning of period	11,687	10,821
Cash at end of period	48,980	5,632
Non-cash activities:
Initial public offering costs accrued in accrued expenses and other current liabilities		610
Research and Development Expenses Settled by Shares Issuance	$ 42,259